UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 101.8%
Beverages: 1.7%
22,450	Monster Beverage Corp. *	$3,106,968
Biotechnology: 19.1%
33,375	Alexion Pharmaceuticals, Inc. *	5,783,887
18,925	Biogen, Inc. *	7,990,892
116,100	Celgene Corp. *	13,384,008
15,625	Regeneron Pharmaceuticals, Inc. *	7,054,375
		34,213,162
Capital Markets: 7.9%
26,975	Affiliated Managers Group, Inc. *	5,793,690
7,575	BlackRock, Inc.	2,771,238
143,200	Invesco, Ltd.	5,683,608
		14,248,536
Chemicals: 2.9%
46,400	Monsanto Co.	5,221,856
Health Care Equipment & Supplies: 3.2%
122,225	Abbott Laboratories	5,662,684
Hotels, Restaurants & Leisure: 6.1%
23,225	Royal Caribbean Cruises, Ltd.	1,900,966
94,775	Starbucks Corp.	8,975,193
		10,876,159
Internet & Catalog Retail: 4.6%
7,125	Priceline Group, Inc. *	8,294,569
Internet Software & Services: 13.8%
55,625	Alibaba Group Holding, Ltd. - ADR *	4,630,225
20,725	Baidu, Inc. - ADR *	4,319,090
10,200	Google, Inc. - Class A *	5,657,940
4,025	Google, Inc. - Class C *	2,205,700
418,225	Tencent Holdings, Ltd. - ADR	7,933,728
		24,746,683
IT Services: 12.2%
151,875	Cognizant Technology Solutions Corp. - Class A *	9,475,482
62,675	MasterCard, Inc. - Class A	5,414,493
107,800	Visa, Inc. - Class A	7,051,198
		21,941,173
Media: 7.8%
100,900	Comcast Corp. - Class A	5,697,823
97,300	Time Warner, Inc.	8,216,012
		13,913,835
Multiline Retail: 6.6%
65,475	Dollar General Corp. *	4,935,505
83,950	Dollar Tree, Inc. *	6,812,123
		11,747,628
Pharmaceuticals: 10.8%
25,650	Actavis PLC *	7,633,953
38,025	Perrigo Co. PLC	6,295,039
22,600	Shire PLC - ADR	5,407,954
		19,336,946

Semiconductors & Semiconductor Equipment: 2.4%
43,550	NXP Semiconductors NV *	$4,370,678
Technology Hardware, Storage & Peripherals: 2.7%
39,525	Apple, Inc.	4,918,096
TOTAL COMMON STOCKS
(Cost $139,669,958)		$182,598,973

SHORT-TERM INVESTMENTS: 1.7%
2,985,881	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01%1	$2,985,881
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,985,881)		$2,985,881

TOTAL INVESTMENTS IN SECURITIES: 103.5%
(Cost $142,655,839)		185,584,854
Liabilities in Excess of Other Assets: (3.5)%		(6,219,490)
TOTAL NET ASSETS: 100.0%		$179,365,364

ADR American Depositary Receipt
PLC Public Limited Company
* Non-income producing security.
1 Annualized seven-day yield as of March 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc.
and S&P and has been licensed for use by U.S. Bancorp.

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments		$142,969,900
Gross unrealized appreciation		44,029,459
Gross unrealized depreciation		(1,414,505)
Net unrealized appreciation		$42,614,954

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2015 (Unaudited)
The DSM Large Cap Growth Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$182,598,973	$-	$-	$182,598,973
Short-Term Investments	2,985,881	-	-	2,985,881
Total Investments in Securities	$185,584,854	$-	$-	$185,584,854

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended March 31, 2015.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 100.0%
Banks: 6.9%
10,600	DBS Group Holdings, Ltd.	$157,260
3,820	HDFC Bank, Ltd. - ADR	224,960
		382,220
Beverages: 1.5%
580	Monster Beverage Corp. *	80,269
Biotechnology: 14.5%
565	Alexion Pharmaceuticals, Inc. *	97,914
499	Biogen, Inc. *	210,698
2,710	Celgene Corp. *	312,409
392	Regeneron Pharmaceuticals, Inc. *	176,980
		798,001
Capital Markets: 6.3%
3,910	CI Financial Corp.	109,315
2,550	Invesco, Ltd.	101,210
2,670	Julius Baer Group, Ltd.	133,967
		344,492
Chemicals: 1.4%
680	Monsanto Co.	76,527
Electronic Equipment, Instruments & Components: 1.4%
2,240	Hexagon AB - Class B	79,746
Food & Staples Retailing: 1.8%
2,400	Seven & i Holdings Co., Ltd.	101,115
Gas Utilities: 1.6%
28,000	China Resources Gas Group, Ltd.	87,041
Hotels, Restaurants & Leisure: 4.0%
620	Royal Caribbean Cruises, Ltd.	50,747
870	Starbucks Corp.	82,389
1,090	Whitbread PLC	84,806
		217,942
Industrial Conglomerates: 1.4%
9,500	Beijing Enterprises Holdings, Ltd.	74,749
Insurance: 1.3%
14,580	AMP, Ltd.	71,515
Internet & Catalog Retail: 3.2%
150	Priceline Group, Inc. *	174,623
Internet Software & Services: 15.6%
1,615	Alibaba Group Holding, Ltd. - ADR *	134,433
1,790	Autohome, Inc. - ADR *	78,706
545	Baidu, Inc. - ADR *	113,578
274	Google, Inc. - Class A *	151,988
73	Google, Inc. - Class C *	40,004
127	NAVER Corp.	76,810
13,725	Tencent Holdings, Ltd.	260,597
		856,116

IT Services: 8.8%
1,955	Cap Gemini SA	$160,538
2,870	Cognizant Technology Solutions Corp. - Class A *	179,059
2,200	Visa, Inc. - Class A	143,902
		483,499
Media: 8.2%
1,845	Comcast Corp. - Class A	104,187
37,900	ITV PLC	142,182
2,405	Time Warner, Inc.	203,078
		449,447
Multiline Retail: 4.8%
1,925	Dollar Tree, Inc. *	156,204
1,035	Next PLC	107,856
		264,060
Pharmaceuticals: 9.3%
570	Actavis PLC *	169,643
2,755	Shire PLC	219,254
1,720	UCB SA	124,559
		513,456
Semiconductors & Semiconductor Equipment: 4.0%
3,090	ARM Holdings PLC	50,650
1,700	NXP Semiconductors NV *	170,612
		221,262
Software: 1.9%
1,300	Check Point Software Technologies, Ltd. *	106,561
Technology Hardware, Storage & Peripherals: 2.1%
940	Apple, Inc.	116,964
TOTAL COMMON STOCKS
(Cost $4,724,647)		$5,499,605

SHORT-TERM INVESTMENTS: 0.1%
5,939	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01%1	$5,939
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,939)		$5,939

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $4,730,586)		5,505,544
Liabilities in Excess of Other Assets: (0.1)%		(3,546)
TOTAL NET ASSETS: 100.0%		$5,501,998

ADR American Depository Receipt
PLC Public Limited Company
* Non-income producing security.
1 Annualized seven-day yield as of March 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc.
and S&P and has been licensed for use by U.S. Bancorp.

Percentage of Total
Net Assets
Portfolio Diversification
United States	42.1%
Hong Kong	7.7%
United Kingdom	7.0%
Cayman Islands	4.5%
India	4.1%
Jersey	4.0%
Netherlands	3.1%
Ireland	3.1%
France	2.9%
Singapore	2.9%
Switzerland	2.4%
Belgium	2.3%
Canada	2.0%
Israel	1.9%
Bermuda	1.8%
Japan	1.8%
Sweden	1.5%
China	1.4%
South Korea	1.4%
Australia	1.3%
Liberia	0.9%
Liabilities in excess of other assets	-0.1%
TOTAL INVESTMENTS	100.0%

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments	$4,730,641
Gross unrealized appreciation	856,843
Gross unrealized depreciation	(81,940)
Net unrealized appreciation	$774,903

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2015 (Unaudited)
The DSM Global Growth Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$ 5,499,605	$ -	$ -	$ 5,499,605
Short-Term Investments	5,939	-	-	5,939
Total Investments in Securities	$ 5,505,544	$ -	$ -	$ 5,505,544

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended March 31, 2015.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at March 31, 2015 (Unaudited)

Shares		Fair Value
COMMON STOCKS: 99.2%
Banks: 9.8%
16,800	DBS Group Holdings, Ltd.	$249,243
5,400	Toronto-Dominion Bank	231,127
		480,370
Biotechnology: 11.8%
444	Biogen, Inc. *	187,474
2,425	Celgene Corp. *	279,554
245	Regeneron Pharmaceuticals, Inc. *	110,613
		577,641
Capital Markets: 12.0%
8,930	CI Financial Corp.	249,663
5,595	Invesco, Ltd.	222,066
1,695	Northern Trust Corp.	118,057
		589,786
Chemicals: 2.3%
990	Monsanto Co.	111,415
Health Care Equipment & Supplies: 4.5%
4,815	Abbott Laboratories	223,079
Hotels, Restaurants & Leisure: 2.5%
1,950	InterContinental Hotels Group PLC	76,191
600	Royal Caribbean Cruises, Ltd.	49,110
		125,301
Insurance: 5.1%
51,500	AMP, Ltd.	252,609
Internet & Catalog Retail: 3.6%
154	Priceline Group, Inc. *	179,279
Internet Software & Services: 6.0%
174	Google, Inc. - Class A *	96,518
10,400	Tencent Holdings, Ltd.	197,465
		293,983
IT Services: 8.0%
2,750	Cap Gemini SA	225,820
2,640	Cognizant Technology Solutions Corp. - Class A *	164,710
		390,530
Media: 11.1%
2,595	Comcast Corp. - Class A	146,540
59,365	ITV PLC	222,708
2,105	Time Warner, Inc.	177,746
		546,994
Multiline Retail: 10.6%
2,100	Dollar General Corp. *	158,298
2,015	Dollar Tree, Inc. *	163,507
1,890	Next PLC	196,954
		518,759

Pharmaceuticals: 6.1%
1,970	AbbVie, Inc.	$115,324
615	Actavis PLC *	183,036
		298,360
Professional Services: 2.9%
3,190	Nielsen NV	142,178
Technology Hardware, Storage & Peripherals: 2.9%
1,150	Apple, Inc.	143,094
TOTAL COMMON STOCKS
(Cost $4,401,178)		$4,873,378

SHORT-TERM INVESTMENTS: 0.5%
22,974	Invesco Short-Term Investment Trust Treasury Portfolio, 0.01%1	$22,974
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,974)		$22,974

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $4,424,152)		4,896,352
Other Assets in Excess of Liabilities: 0.3%		13,452
TOTAL NET ASSETS: 100.0%		$4,909,804

PLC Public Limited Company
* Non-income producing security.
1 Annualized seven-day yield as of March 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc.
and S&P and has been licensed for use by U.S. Bancorp.

Percentage of Total
Net Assets
Portfolio Diversification
United States	48.8%
United Kingdom	10.1%
Canada	9.8%
Australia	5.2%
Singapore	5.1%
France	4.6%
Bermuda	4.5%
Hong Kong	4.0%
Ireland	3.7%
Netherlands	2.9%
Liberia	1.0%
Other assets in excess of liabilites	0.3%
TOTAL INVESTMENTS	100.0%

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows+:

Cost of investments	$4,429,062
Gross unrealized appreciation	505,198
Gross unrealized depreciation	(37,908)
Net unrealized appreciation	$467,290

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Exposure at March 31, 2015 (Unaudited)
The DSM Global Growth & Income Fund ("the Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2015. See the Schedule of Investments for the industry breakout.
Description	Level 1	Level 2	Level 3	Total
Investments at fair value
Common Stocks	$ 4,873,378	$ -	$ -	$ 4,873,378
Short-Term Investments	22,974	-	-	22,974
Total Investments in Securities	$ 4,896,352	$ -	$ -	$ 4,896,352

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. There were no transfers into or out of Level 1, 2 or 3 during the period ended March 31, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
                                           Elaine E. Richards, President

Date May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Elaine E. Richards
                                             Elaine E. Richards, President

Date May 21, 2015

By (Signature and Title)* /s/ Eric C. Vandandel
                                            Eric C. Vanandel, Treasurer

Date  May 21, 2015

* Print the name and title of each signing officer under his or her signature.